UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	April 12, 1999

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     3216    63679 SH       SOLE                                      63679
Aaron Rents Inc.               COM              002535201      166    10000 SH       SOLE                                      10000
Allstate Corp.                 COM              020002101     5438   149502 SH       SOLE                                     149502
American Express Co.           COM              025816109     6187    47345 SH       SOLE                                      47345
American Home Products         COM              026609107     4120    67535 SH       SOLE                                      67535
American Intl. Group           COM              026874107      951     8127 SH       SOLE                                       8127
Ameritech Corp.                COM              030954101      225     3288 SH       SOLE                                       3288
Amgen Corp.                    COM              031162100     5657    92070 SH       SOLE                                      92070
Amsouth Bancorporation         COM              032165102     5109   107419 SH       SOLE                                     107419
Apple Computer                 COM              037833100      322     7000 SH       SOLE                                       7000
Atlantic Richfield Co.         COM              048825103     4041    48140 SH       SOLE                                      48140
Aviation Sales Company         COM              053672101      240     6000 SH       SOLE                                       6000
Avon Products                  COM              054303102     4911    90421 SH       SOLE                                      90421
BP Amoco PLC Spons ADR         COM              055622104     1585    14000 SH       SOLE                                      14000
Bank of America Corp.          COM              060505104     6725    93972 SH       SOLE                                      93972
Bell South Corp.               COM              079860102      972    21836 SH       SOLE                                      21836
Boeing Company                 COM              097023105      281     6915 SH       SOLE                                       6915
Boston Scientific Corp.        COM              101137107     1066    25050 SH       SOLE                                      25050
Bristol Myers Squibb Co.       COM              110122108     1199    18870 SH       SOLE                                      18870
Burlington Resources Inc.      COM              122014103      552    11990 SH       SOLE                                      11990
CVS Corp.                      COM              126650100     1971    41389 SH       SOLE                                      41389
Catalina Marketing             COM              148867104      513     6000 SH       SOLE                                       6000
Caterpillar Inc.               COM              149123101      351     5460 SH       SOLE                                       5460
Cheesecake Factory, Inc.       COM              163072101      630    22500 SH       SOLE                                      22500
Chevron Corp.                  COM              166751107      369     3699 SH       SOLE                                       3699
Choice Hotels Intl             COM              169905106      762    48775 SH       SOLE                                      48775
Circuit City Stores            COM              172737108     4256    69200 SH       SOLE                                      69200
Circuit City Stores, Inc. - Ca COM              172737306      113    25000 SH       SOLE                                      25000
Coca Cola Co.                  COM              191216100     2848    41842 SH       SOLE                                      41842
Concord EFS                    COM              206197105      220     6600 SH       SOLE                                       6600
Costco Companies Inc.          COM              22160Q102     4087    50500 SH       SOLE                                      50500
Delta Air Lines Inc.           COM              247361108     2097    33058 SH       SOLE                                      33058
Didax, Inc                     COM              253624100      169    10000 SH       SOLE                                      10000
Disney (Walt) Co.              COM              254687106     6176   194505 SH       SOLE                                     194505
Dow Chemical Co.               COM              260543103      441     3364 SH       SOLE                                       3364
Dow Jones & Co.                COM              260561105      371     6800 SH       SOLE                                       6800
DuPont                         COM              263534109     1783    25230 SH       SOLE                                      25230
Dynamics Research Corp.        COM              268057106      108    19800 SH       SOLE                                      19800
Emerson Electric Co.           COM              291011104     6044    93700 SH       SOLE                                      93700
Enron Corp.                    COM              293561106      421     5600 SH       SOLE                                       5600
Exxon Corp.                    COM              302290101     9587   115418 SH       SOLE                                     115418
First Security Corp            COM              336294103      385    20250 SH       SOLE                                      20250
First Union Corp.              COM              337358105     4683    84951 SH       SOLE                                      84951
Firstar Corp                   COM              33763V109     3598   119700 SH       SOLE                                     119700
GTE Corp.                      COM              362320103      834    12458 SH       SOLE                                      12458
Gannett Co. Inc.               COM              364730101     9186   129723 SH       SOLE                                     129723
General Electric Co.           COM              369604103    15913   151010 SH       SOLE                                     151010
Gillette Co.                   COM              375766102      378     7245 SH       SOLE                                       7245
Gulfstream Aerospace           COM              402734107      223     4575 SH       SOLE                                       4575
H. J. Heinz Co.                COM              423074103      399     8550 SH       SOLE                                       8550
HCR Manor Care, Inc.           COM              404134108     2717    97925 SH       SOLE                                      97925
Harris Corp-Delaware-          COM              413875105     2614    75625 SH       SOLE                                      75625
Hewlett - Packard              COM              428236103     1925    24405 SH       SOLE                                      24405
Home Depot Inc.                COM              437076102    13200   220924 SH       SOLE                                     220924
Honeywell Inc.                 COM              438506107      538     5675 SH       SOLE                                       5675
Horace Mann Educators Corp.    COM              440327104     1214    53375 SH       SOLE                                      53375
Int'l Business Machines Corp.  COM              459200101     6352    30366 SH       SOLE                                      30366
Intel Corp.                    COM              458140100     6851   111970 SH       SOLE                                     111970
International Speedway Corp.   COM              460335102     1590    30000 SH       SOLE                                      30000
Interpublic Group of Cos Inc.  COM              460690100      326     4199 SH       SOLE                                       4199
Intuit Inc.                    COM              461202103      517     6000 SH       SOLE                                       6000
Jefferson - Pilot              COM              475070108     1912    28374 SH       SOLE                                      28374
Johnson & Johnson              COM              478160104     8299    85121 SH       SOLE                                      85121
Landair Corporation            COM              514757103      100    20000 SH       SOLE                                      20000
Lowe's Cos.                    COM              548661107      401     7600 SH       SOLE                                       7600
MCI WorldCom Inc               COM              55268B106     4147    50460 SH       SOLE                                      50460
Markel Corp.                   COM              570535104      746     4000 SH       SOLE                                       4000
McDonald's Corp.               COM              580135101     1238    29227 SH       SOLE                                      29227
Media General Inc Cl A         COM              584404107      520    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    11287   160379 SH       SOLE                                     160379
Minnesota Mining & Mfg. Co.    COM              604059105      559     6285 SH       SOLE                                       6285
Mobil Corp.                    COM              607059102     1392    13285 SH       SOLE                                      13285
Monsanto Company               COM              611662107      748    16540 SH       SOLE                                      16540
Morgan Stanley Dean Witter & C COM              617446448    10873   109617 SH       SOLE                                     109617
National City Corp.            COM              635405103      689     9600 SH       SOLE                                       9600
Network Event Theater          COM              640924106      220    15000 SH       SOLE                                      15000
News Corp Pfd Class A          COM              652487802      381    12450 SH       SOLE                                      12450
Penske Motorsports, Inc.       COM              709598106      363    10000 SH       SOLE                                      10000
Pepsico Inc.                   COM              713448108     3536    95732 SH       SOLE                                      95732
Pfizer, Inc.                   COM              717081103     2406    20914 SH       SOLE                                      20914
Philip Morris Cos. Inc.        COM              718154107      810    23100 SH       SOLE                                      23100
Pioneer Hi-Bred Intl Inc.      COM              723686101     8912   238460 SH       SOLE                                     238460
Procter & Gamble               COM              742718109     4251    45318 SH       SOLE                                      45318
Promus Hotel Corp.             COM              74342H104      377    10484 SH       SOLE                                      10484
Prosoft I-Net Solutions Inc    COM              743477101       27    10000 SH       SOLE                                      10000
Provident Companies Inc.       COM              743862104     1517    38520 SH       SOLE                                      38520
Rite Aid                       COM              767754104     2723   116815 SH       SOLE                                     116815
Royal Dutch Petroleum NLG 1.25 COM              780257804      205     3500 SH       SOLE                                       3500
Schering-Plough                COM              806605101     2746    56830 SH       SOLE                                      56830
Schlumberger Ltd.              COM              806857108     2991    46825 SH       SOLE                                      46825
Sears, Roebuck & Co.           COM              812387108      301     6550 SH       SOLE                                       6550
Smithfield Foods Inc           COM              832248108      307    13000 SH       SOLE                                      13000
Stein Mart                     COM              858375108      150    15000 SH       SOLE                                      15000
SunTrust Banks Inc.            COM              867914103      322     4500 SH       SOLE                                       4500
Texaco Inc.                    COM              881694103     4868    77574 SH       SOLE                                      77574
Texas Instruments              COM              882508104     2849    27900 SH       SOLE                                      27900
Time Warner Inc.               COM              887315109     8798   125685 SH       SOLE                                     125685
USG Corp.                      COM              903293405     2061    35300 SH       SOLE                                      35300
Union Pacific Corp.            COM              907818108      284     4740 SH       SOLE                                       4740
United Technologies Corp.      COM              913017109     4873    33635 SH       SOLE                                      33635
Wal-Mart Stores                COM              931142103      428     9300 SH       SOLE                                       9300
Warner-Lambert Co.             COM              934488107     2944    43411 SH       SOLE                                      43411
Waste Management Inc           COM              94106L109      390     6900 SH       SOLE                                       6900
Wells Fargo & Co.              COM              949746101      393     9100 SH       SOLE                                       9100